Putnam Investments, LLC
                              One Post Office Square
                              Boston, MA 02109
                              November 2, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Funds Trust (Reg. No. 333-515) (811-7513) (the "Trust")
    Putnam International Growth and Income Fund, Putnam Equity Fund 98 and Putnam New Century Growth Fund Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 46 to the Funds' Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 29, 2001.

Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                              Very truly yours,

                              Putnam International Growth and Income Fund
                              Putnam Equity Fund 98
                              Putnam New Century Growth Fund

                              /s/ Gordon H. Silver
                          By: ----------------------------
                              Gordon H. Silver
                              Vice President


cc: Jason Pogorelec, Esq.